Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses
4. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	June 30, 2026	December 31, 2025
Research and development	$466	$—
Payroll and other employee-related expenses	187	698
Professional services	763	563
Other	631	352

Total	$2,047	$1,613

5. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31,
	2025	2024	2023
Research and development	$—	$153	$106
Payroll, bonus and other employee-related expenses	698	479	663
Professional services	563	565	314
Other	352	249	78
Total	$1,613	$1,446	$1,161